Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 25,856	$ 22,599
Accounts receivable and unbilled receivable	4,463	3,545
Inventories	87	127
Prepayments, deposits, and other current assets	9,725	996
Total current assets	40,131	27,267
Property and equipment, net	14,626	13,298
Intangible assets, net	6,028	4,522
Right-of-use assets	129	202
Deferred IPO costs		1,095
Other assets	4,631	141
Total assets	65,545	46,525
Current liabilities:
Accounts payable	61	161
Accrued expenses and other current liabilities	1,312	1,701
Unearned revenues	1,034	1,146
Taxes payable	1,589	1,058
Lease liabilities	95	88
Total current liabilities	4,091	5,232
Lease liabilities	34	184
Total non-current liabilities	34	184
Total Liabilities	4,125	5,416
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	14,893	1,487
Statutory surplus reserves	1,737	789
Retained earnings	48,222	40,832
Accumulated other comprehensive loss	(3,433)	(2,000)
Total shareholders’ equity	61,420	41,109
Total liabilities and shareholders’ equity	65,545	46,525
Class A Ordinary Shares
Shareholders’ equity:
Ordinary Shares	1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary Shares
Related Party
Current liabilities:
Due to the related parties		$ 1,078